SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
5(a)    Basis of segments
Each segment engages in business activities which generate revenues and incur expenses. Based upon the information provided to our Company’s chief operating decision maker (“CODM”) to make decisions on resource allocation and operating performance evaluation, our Company has determined that it has three reportable segments.
Our Company organizes its business segments along reporting lines and has three operating segments, consisting of the North Asia region, the Thailand region and the Rest of the World (“ROW”) region. Our Company considers the economic characteristics similarity in determining the reportable segments.
As the three operating segments exceed the quantitative thresholds, they are also reportable segments. Segment results are evaluated based on reported operating profit or loss from each segment. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of material accounting policies.
Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.
5(b)    Information about reportable segments

Year ended December 31, 2023	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	58,649	166,925	200,198	425,772	—	425,772
Inter-segment	—	8	—	8	(8)	—
Segment operating profit/(loss)	1,794	(2,119)	8,628	8,303	(2,548)	5,755
Depreciation and amortization (including depreciation from right of use assets)	(1,506)	(3,202)	(1,424)	(6,132)	(79)	(6,211)
Impairment of property, plant and equipment	—	—	—	—	—	—
Impairment loss on financial assets	(10)	(4,530)	(100)	(4,640)	—	(4,640)
Interest income	103	86	11	200	5	205
Interest expense	(30)	(1,590)	(775)	(2,395)	(4)	(2,399)
Income tax (expense)/benefit	26	(39)	(632)	(645)	483	(162)

Other disclosures
Capital expenditure	1,952	1,629	710	4,291	3	4,294
5(b)    Information about reportable segments (continued)

Year ended December 31, 2022	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	77,329	171,841	184,723	433,893	—	433,893
Inter-segment	—	(5)	—	(5)	5	—
Segment operating profit/(loss)	241	2,636	7,768	10,645	(3,093)	7,552
Depreciation and amortization (including depreciation from right of use assets)	(1,247)	(3,058)	(1,448)	(5,753)	(82)	(5,835)
Impairment of property, plant and equipment	—	—	—	—	—	—
Interest income	68	49	2	119	1	120
Interest expense	(91)	(787)	(608)	(1,486)	(2)	(1,488)
Income tax expense	(354)	(420)	(1,979)	(2,753)	(55)	(2,808)

Other disclosures
Capital expenditure	1,486	1,780	541	3,807	1	3,808
5(b)    Information about reportable segments (continued)

Year ended December 31, 2021	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	107,032	197,779	171,848	476,659	—	476,659
Inter-segment	—	7	—	7	(7)	—
Segment operating profit/(loss)	4,523	(13,537)	6,690	(2,324)	(3,009)	(5,333)
Depreciation and amortization (including depreciation from right of use assets)	(1,074)	(2,752)	(1,566)	(5,392)	(102)	(5,494)
Impairment of property, plant and equipment	—	(7)	—	(7)	—	(7)
Interest income	43	76	3	122	1	123
Interest expense	(285)	(380)	(340)	(1,005)	(92)	(1,097)
Income tax (expense)/benefit	(2,104)	4,223	(1,539)	580	765	1,345

Other disclosures
Capital expenditure	11	5,585	2,018	7,614	937	8,551
Adjustments and eliminations
Corporate expenses, and share of gain (loss) of associates are not allocated to individual segments as the underlying instruments are managed on a group basis.
5(c)    Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Segment operating profit/(loss)	8,303	10,645	(2,324)
Corporate expenses and others	(2,548)	(3,093)	(3,009)
	5,755	7,552	(5,333)
Other operating income	433	1,026	587
Other operating expenses	—	(3)	(7)
Net impairment loss on financial and contract assets	(4,640)	(508)	(220)
Operating profit/(loss)	1,548	8,067	(4,973)
Finance costs	(2,527)	(1,650)	(1,251)
Finance income	205	120	123
Share of loss of associates	(2)	(1)	(1)
Exchange gain/(loss)	679	143	(4,425)
Other income	570	889	671
Other expense	(9)	(3)	(1)
Profit/(loss) before tax	464	7,565	(9,857)
5(d)    Segment assets and liabilities

	North Asia	Thailand	ROW	Total segments	Corporate adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2023
Total assets	52,519	167,888	133,437	353,844	12,820	366,664
Total liabilities	10,320	66,385	68,365	145,070	6,973	152,043
As of December 31, 2022
Total assets	54,534	168,423	133,516	356,473	14,546	371,019
Total liabilities	13,649	62,584	75,863	152,096	7,495	159,591
5(d)    Segment assets and liabilities (continued)
Reconciliation of assets:

	As of December 31,
	2023	2022
	US$’000	US$’000
Segment operating assets	353,844	356,473
Corporate and other assets	4,211	6,598
Investment in associates	810	805
Deferred tax assets	7,799	7,143
Total assets	366,664	371,019
Reconciliation of liabilities:

	As of December 31,
	2023	2022
	US$’000	US$’000
Segment operating liabilities	145,070	152,096
Corporate liabilities	3,133	3,298
Deferred tax liabilities	3,840	4,197
Total liabilities	152,043	159,591
5(e)    Disaggregated revenues and geographical information
(i)Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2023	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	9	80,564	140,501	221,074	—	221,074
Enamel	55,959	79,510	1,972	137,441	—	137,441
SDI	2,667	—	55,028	57,695	—	57,695
Others*	14	6,851	2,697	9,562	—	9,562
	58,649	166,925	200,198	425,772	—	425,772
Timing of revenue recognition
At a point in time	55,982	166,832	173,004	395,818	—	395,818
Over time	2,667	93	27,194	29,954	—	29,954
	58,649	166,925	200,198	425,772	—	425,772
*include revenues from fabrication service contracts, and sale of other wires and cables products.
5(e)    Disaggregated revenues and geographical information (continued)
(i)Revenue from external customers is summarized as the following major categories (continued):

Year ended December 31, 2022	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	92	46,340	135,739	182,171	—	182,171
Enamel	76,002	102,122	—	178,124	—	178,124
SDI	1,209	—	44,722	45,931	—	45,931
Others*	26	23,379	4,262	27,667	—	27,667
	77,329	171,841	184,723	433,893	—	433,893
Timing of revenue recognition
At a point in time	77,287	171,613	158,510	407,410	—	407,410
Over time	42	228	26,213	26,483	—	26,483
	77,329	171,841	184,723	433,893	—	433,893
*include revenues from fabrication service contracts, and sale of other wires and cables products.

Year ended December 31, 2021	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	63,629	127,891	191,520	—	191,520
Enamel	107,027	105,749	—	212,776	—	212,776
Fabrication	—	—	39,476	39,476	—	39,476
Others*	5	28,401	4,481	32,887	—	32,887
	107,032	197,779	171,848	476,659	—	476,659
Timing of revenue recognition
At a point in time	107,032	197,544	146,991	451,567	—	451,567
Over time	—	235	24,857	25,092	—	25,092
	107,032	197,779	171,848	476,659	—	476,659
*include revenues from fabrication service contracts, and sale of other wires and cables products.
5(e)    Disaggregated revenues and geographical information (continued)
(ii)Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended Current period end
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	152,437	153,164	168,773
Singapore	135,227	118,789	95,116
Australia	62,139	60,299	67,652
China, Hong Kong, and Taiwan	62,239	82,187	118,219
India	973	779	1,248
Southeast Asia	12,741	18,663	25,643
Northeast Asia	16	12	8
	425,772	433,893	476,659
Countries in the Southeast Asia region include Cambodia, Vietnam, Indonesia, Brunei, Laos, Malaysia and Myanmar; countries in the Northeast Asia region include Japan and South Korea.
(iii)Major customer information
Revenue from one customer in the ROW region amounted to $80,862 in 2023 represented 18.99% of 2023 consolidated revenue. Revenue from one customer in the ROW region amounted to $66,858 in 2022 represented 15.41% of 2022 consolidated revenue. Revenue from one customer in the ROW region amounted to $56,579 in 2021 represented 11.87% of 2021 consolidated revenue.
5(f)    Non-current assets information
The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2023	2022
	US$’000	US$’000
Non-current assets by country:
Thailand	36,252	37,653
Singapore	5,002	5,304
China, Hong Kong, and Taiwan	10,132	10,313
Australia	7,058	7,141
Other	132	207
Total non-current assets	58,576	60,618